Note 6 - Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Summary quantitative data about entity's exposure to risk [text block]
	March 31, 2021	March 31, 2020
	$	$
Cash and cash equivalents	9,593	135
Accounts payable and accrued liabilities	(2,147)	(900)
	7,446	(765)